Related Party Transactions and Balances - Schedule of Key Management Transactions (Details) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure of transactions between related parties [abstract]
Paid or accrued professional fees to a company controlled by an officer of the Company	$ 10,500	$ 10,500	$ 21,000	$ 21,000	$ 42,000	$ 42,000	$ 42,000
Paid or accrued consulting fees to companies controlled by individual directors.	9,565	8,425	19,565	20,100	56,804	121,112	126,000
Paid or accrued wages and consulting fees to directors	112,394	142,659	246,850	285,545	541,310	280,938	263,365
Share based compensation to directors and officers							$ 207,471